Investments (Investments Under Equity Method of Accounting) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2022
Schedule of Equity Method Investments [Line Items]
Sale of Stock, Percentage of Ownership after Transaction	5.00%
Align RNG, LLC
Schedule of Equity Method Investments [Line Items]
Unfunded Commitments	$ 8
Wrangler Retail Gas Holdings LLC
Schedule of Equity Method Investments [Line Items]
Percentage ownership in total units	15.00%		15.00%
Atlantic Coast Pipeline | Other Current Liabilities
Schedule of Equity Method Investments [Line Items]
Liability associated with its investment	$ 113	$ 114
Other Investment
Schedule of Equity Method Investments [Line Items]
Investment in held for sale	$ 32	$ 43